Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Disclosure Text Block Supplement [Abstract]
Temporary Equity, Foreign Currency Translation Adjustments	$ (850)	$ (240)